Capital stock, warrants and stock options (Details Narrative)					1 Months Ended														12 Months Ended
	Mar. 27, 2023 shares	Aug. 24, 2022 shares	May 31, 2022 CAD ($) $ / shares shares	May 31, 2022 CAD ($) $ / shares shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($) shares	Jan. 31, 2023 shares	Nov. 30, 2022 shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Jun. 30, 2022 $ / shares shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 13, 2022 $ / shares shares	Mar. 31, 2022 $ / shares	Feb. 28, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																			1,500,000,000	1,500,000,000
Common stock, par value | $ / shares																			$ 0.000001	$ 0.000001
Preferred stock, shares authorized																			10,000,000	10,000,000
Preferred stock, par value | $ / shares																			$ 0.000001	$ 0.000001
Proceeds from issuance of private placement																	$ 9,384,622	$ 11,796,297
Issuance of common stock, shares																	1,315,856	1,315,856
Issue price | (per share)																			$ 0.11	$ 0.24	$ 0.15		$ 0.30		$ 0.30
Warrants shares																			145,061,976
Proceeds from Warrant Exercises | $																			$ 837,459
Gross proceeds, received in cash | $																			20,102,596	708,105
Options granted		300,000
Contractors [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares																1,218,000
Exercise price of warrant | $ / shares																$ 0.37
Teck Rosources Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares			10,416,667
Issue price | $ / shares			$ 0.245	$ 0.245
Exercise price of warrant | $ / shares			0.37	0.37
Teck Resources Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant | $ / shares																						$ 0.11		$ 0.37
Warrants shares																								10,416,667
Warrants and Rights Outstanding, Maturity Date									Mar. 31, 2023
[custom:GainOnModificationOfWarrants] | $									$ 214,714
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised									10,416,667	10,416,667
Proceeds from Warrant Exercises									$ 837,460	$ 1,145,834
Increase (Decrease) in Derivative Liabilities | $																			(400,152)
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									120.00%	120.00%
Share Price | $ / shares																						$ 0.11
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum									3.42%	3.42%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum									4.06%	4.06%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%	0.00%
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares														33,000		165,000	768,750	768,750
Share-Based Payment Arrangement [Member]
Subsidiary, Sale of Stock [Line Items]
Options grant fair value | $																			$ 147,592	$ 317,723
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised																			10,416,667
Warrants expired																			58,284,148	239,284
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares					42,000		4,449,035	1,318,183			6,377,271	1,599,150	8,252,940		1,975,482
Stock issued during period shares conversion of units	51,633,727					5,175,000	3,944,364		9,803,574	9,803,574
March 2023 Special Warrants Issuance [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares																					$ 0.15		$ 0.11
August Twenty Twenty Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expired																			58,284,148
February 2020 Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants expired																				239,284
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock of number of shares issued																	37,849,325	37,849,325
Issuance of common stock, shares																	4,809,160	4,809,160
Issue price | $ / shares			0.30	0.30																						$ 0.30
Exercise price of warrant | $ / shares			$ 0.37	$ 0.37																						$ 0.37
Cash commission | $			$ 563,968	$ 563,968
Compensation options exercisable to acquire shares				1,879,892
Non-Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock of number of shares issued																	1,471,664	1,471,664
Issuance of common stock, shares				1,471,664
Issue price | $ / shares			$ 0.30	$ 0.30
Exercise price of warrant | $ / shares			$ 0.37	$ 0.37
Brokered Private Placement [Member] | March 2023 Special Warrants Issuance [Member]
Subsidiary, Sale of Stock [Line Items]
Issue price | $ / shares									$ 0.12
Warrants shares									51,633,727
Gross proceeds									$ 4,536,020	$ 6,196,047
Gross proceeds, received in cash | $									3,661,822
Settlement of accounts payable, accrued liabilities | $									$ 874,198
Warrants description									Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.	Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.
Compensation Options [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs | $																			$ 846,661
Options granted																			2,070,258
Exercise price | $ / shares									$ 0.12